Non-controlling interest ("NCI")	12 Months Ended
Dec. 31, 2024
Non Controlling Interest [Abstract]
Non-controlling interest ("NCI") [Text Block]

17. Non-controlling interest ("NCI")

	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	-	-
NCI assumed in Acquisition (note 6)	1,890	-
Net earnings attributable to NCI	2,423	-
Balance, end of year	4,313	-

The AGM is wholly-owned by AGGL with the Government of Ghana retaining a 10% free-carried interest. The Government has a nominee on the board of directors of AGGL and is entitled to 10% of declared dividends paid out of the subsidiary; however, the Government does not have to contribute to the subsidiary's capital investment. The Government of Ghana's free-carried interest is considered to be an NCI. For the year ended December 31, 2024, the NCI’s share of AGGL’s net earnings was $2.4 million (year ended December 31, 2023 – nil). However, no dividends shall be paid to the NCI until such time that AGGL has retained earnings, which is expected to occur in the latter half of the life of mine.